Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of information by segment
	For the Year Ended December 31, 2022
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$4,298,649	$805,576	$527,101	$842,347	$6,473,673
Cost of goods sold	3,931,147	904,679	485,656	345,526	5,667,008
Gross profit	367,502	(99,103)	41,445	496,821	806,665
Interest expense and charges	138,365	63,880	510	118,931	321,686
Interest income	(31,710)	55	72	34,817	3,234
Depreciation and amortization	130,059	341,935	(15,506)	165,317	621,805
Capital expenditures	1,790	8,436	(26,522)	165,843	149,547
Income tax benefit	-	-	-	(17,562)	(17,562)
Segment loss	(10,537,321)	(1,425,875)	(510,366)	(2,906,095)	(15,379,658)
Segment assets	$8,427,875	$11,425,531	$(2,531)	$4,207,527	$24,058,217

	For the Year Ended December 31, 2021
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$1,799,741	$1,658,385	$141,952	$-	$3,600,078
Cost of goods sold	1,501,420	1,562,975	149,954	-	3,214,349
Gross profit	298,321	95,410	(8,002)	-	385,729
Interest expense and charges	132,136	(121,449)	77,153	15,500	103,340
Depreciation and amortization	167,468	705,703	2,524	-	875,695
Capital expenditures	14,463	2,556,181	-	-	2,570,644
Income tax expenses	3,469	-	-	-	3,469
Segment loss	(12,497,629)	(7,804,642)	(37,782)	(137,491)	(20,477,543)
Segment assets	$12,742,545	$12,646,798	$98,625	$5,473,099	$30,961,067

	For the Year Ended December 31, 2020
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$6,455,995	$1,776,525	$106,695	$-	$8,339,215
Cost of goods sold	4,429,869	1,901,060	10,610	-	6,341,539
Gross profit	2,026,126	(124,535)	96,085	-	1,997,676
Interest expense and charges	672,778	48,719	136,054	-	857,551
Depreciation and amortization	164,538	701,077	4,110	-	869,725
Capital expenditures	6,900	57,858	-	-	64,758
Income tax expenses	569,974	-	-	-	569,974
Segment loss	(725,938)	(4,300,671)	(261,398)	-	(5,288,007)
Segment assets	$16,389,063	$41,233,143	$347,917	$3,950	$57,974,073